Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Chargebacks
Balance at beginning of year	€ 87,249	€ 126,178	€ 58,431
Current estimate related to sales made in current and prior year	826,775	652,564	488,072
(Actual returns or credits in current period related to sales made in current period)	(795,449)	(693,458)	(428,041)
(Actual returns or credits in current period related to sales made in prior periods)	31
Translation differences	(12,716)	1,965	7,716
Balance at end of year	105,890	87,249	126,178
Movement in Cash discounts
Balance at beginning of year	6,632	5,902	4,738
Current estimate related to sales made in current and prior year	57,512	51,953	46,150
(Actual returns or credits in current period related to sales made in current period)	(52,270)	(51,733)	(44,867)
(Actual returns or credits in current period related to sales made in prior periods)	(6,024)	(248)	(246)
Translation differences	(736)	758	127
Balance at end of year	5,114	6,632	5,902
Movement in Volume rebates
Balance at beginning of year	26,507	29,680	21,030
Current estimate related to sales made in current and prior year	43,274	51,242	49,458
(Actual returns or credits in current period related to sales made in current period)	(28,976)	(27,409)	(18,211)
(Actual returns or credits in current period related to sales made in prior periods)	(20,210)	(27,732)	(25,051)
Translation differences	(2,604)	726	2,454
Balance at end of year	17,991	26,507	29,680
Movement in Medicare / Medicaid
Balance at beginning of year	21,757	12,468	14,823
Current estimate related to sales made in current and prior year	41,722	47,820	25,710
(Actual returns or credits in current period related to sales made in current period)	(28,198)	(24,988)	(18,402)
(Actual returns or credits in current period related to sales made in prior periods)	(16,659)	(14,401)	(11,257)
Translation differences	(2,418)	858	1,594
Balance at end of year	16,204	21,757	12,468
Movement in Other discounts
Balance at beginning of year	4,442	5,367	3,174
Current estimate related to sales made in current and prior year	35,262	29,206	35,806
(Actual returns or credits in current period related to sales made in current period)	(26,072)	(27,243)	(34,059)
(Actual returns or credits in current period related to sales made in prior periods)	(2,864)	(2,986)	(1,791)
Translation differences	(625)	98	2,237
Balance at end of year	10,143	4,442	5,367
Total movement in discounts and other reductions
Balance at beginning of year	146,587	179,595	102,196
Current estimate related to sales made in current and prior year	1,004,545	832,785	645,196
(Actual returns or credits in current period related to sales made in current period)	(930,965)	(824,831)	(543,580)
(Actual returns or credits in current period related to sales made in prior periods)	(45,726)	(45,367)	(38,345)
Translation differences	(19,099)	4,405	14,128
Balance at end of year	€ 155,342	€ 146,587	€ 179,595